Subsequent Events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent Events	SUBSEQUENT EVENTS
Approval of Dividends
On June 26, 2026, the shareholders approved the payment of cash dividends of ¥51.0 per share of Common stock, totaling ¥576,849 million, that were payable on June 29, 2026, to the shareholders of record on March 31, 2026.
Repurchase of own shares
At the meeting of the Board of Directors of MUFG held on May 15, 2026, it was resolved to repurchase up to 45,000,000 shares of MUFG’s common stock by market purchases based on the discretionary dealing contract regarding repurchase of its own shares for approximately ¥100 billion, in aggregate, from May 18, 2026 to June 30, 2026. This repurchase plan allowed for the repurchase of the equivalent of up to 0.4% of the total number of common shares outstanding excluding its own shares, or of an aggregate repurchase amount of up to ¥100 billion. The purpose of the repurchase is to enhance the return of earnings to shareholders, to improve capital efficiency, and to implement flexible capital policies.
Acquisition of Shriram Finance Limited’s shares
On December 19, 2025, MUFG Bank entered into an investment agreement with SFL, one of India’s leading non-banking financial companies, and its major shareholders, Shriram Ownership Trust and Shriram Capital Private Limited, to acquire a 20.0% equity interest in SFL through a preferential allotment of newly issued shares.
As of March 31, 2026, MUFG Bank accounted for this investment agreement as a contract to purchase equity shares and recognized ¥25,111 million in Other assets in the accompanying consolidated balance sheets and in Unrealized gain on the contract to purchase equity shares of SFL in the accompanying consolidated statements of income and consolidated statements of cash flows.
On April 8, 2026, MUFG Bank completed the investment in SFL in accordance with the agreement and will apply the equity method of accounting for this investment for the fiscal year ending March 31, 2027. The total cash outflow, including the purchase consideration for the shares and acquisition-related costs, amounted to ¥713,260 million. For the fiscal year ending March 31, 2027, MUFG Bank expects to recognize ¥122,587 million in earnings for the change in the fair value of the agreement based on changes in SFL’s share price as of March 31, 2026 and April 8, 2026, and expects to recognize the equity method investment for ¥860,958 million, including acquisition-related costs.